INCOME TAXES - Components of Other Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Amount before income tax
Deferred tax benefit on remeasurement of defined benefit liability		$ (696)		$ 762		$ 3,016
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges		(2,685)		(3,416)		970
Deferred tax expense on foreign exchange related impacts arising from intercompany settlements		2,117
Deferred tax expense on gain arising from hedge of a net investment in foreign operations		6,488		10,280
Deferred tax expense, before tax		5,224		7,626		3,986
Deferred income taxes
Deferred tax benefit on remeasurement of defined benefit liability		216		(173)		(730)
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges		658		359		463
Deferred tax expense on foreign exchange related impacts arising from intercompany settlements		(281)
Deferred tax expense on gain arising from hedge of a net investment in foreign operations		(764)		(45)		0
Deferred tax expense, tax		(171)		141		(267)
Amount net of income taxes
Deferred tax benefit on remeasurement of defined benefit liability	[1]	(480)	[2]	589	[3]	2,286	[4]
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	[5]	(2,027)	[6]	(3,057)	[7]	1,433	[8]
Deferred tax expense on foreign exchange related impacts arising from intercompany settlements		1,836
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	[9]	5,724	[10]	10,235	[11]	(9,421)
Deferred tax expense, net of tax		$ 5,053		$ 7,767		$ 3,719

[1]	Presented net of deferred income tax (benefit) expense of ($216) in 2020, $173 in 2019, and $730 in 2018.
[2]	Presented net of deferred income tax benefit of $216.
[3]	Presented net of deferred income tax expense of $173.
[4]	Presented net of deferred income tax expense of $730.
[5]	Presented net of deferred income tax benefit of $658 in 2020, $359 in 2019 and $463 in 2018.
[6]	Presented net of deferred income tax benefit of $658.
[7]	Presented net of deferred income tax benefit of $359.
[8]	Presented net of deferred income tax benefit of $463
[9]	Presented net of deferred income tax expense of $764 in 2020, $45 in 2019 and nil in 2018.
[10]	Presented net of deferred income tax expense of $764.
[11]	Presented net of deferred income tax expense of $45.